DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of notes payable as of June 30, 2015 are as follows:

Years ending December 31	Vehicle Financing Notes	Metro Medical	Loan from CEO	Total
2015 (Six months)	$11,240	$106,817	$—	$118,057
2016	23,718	—	470,089	493,807
2017	23,550	—	—	23,550
Thereafter	28,975	—	—	28,975
Total	$87,483	$106,817	$470,089	$664,389

Maturities of notes payable as of December 31, 2014 are as follows:

Year Ending December 31	Liability Against Assets Subject to Finance Lease	Metro Medical	Loan from CEO	Bank Direct Capital Finance	Honda Financial Services	Total
2015	$12,348	$421,989	$470,089	$156,894	$5,385	$1,066,705
2016	11,334	—	—	—	6,192	17,526
2017	11,947	—	—	—	6,469	18,416
Thereafter	—	—	—	—	12,622	12,622
Total	$35,629	$421,989	$470,089	$156,894	$30,668	$1,115,269